STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 7. SHAREHOLDERS’ DEFICIT

Preference Shares—The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Board. At September 30, 2024 and December 31, 2023, there were no preference shares issued or outstanding.

Class A ordinary shares—The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of September 30, 2024 and December 31, 2023, there were 7,187,500 Class A ordinary shares issued and outstanding (excluding 577,644 and 1,803,729 Class A ordinary shares subject to possible redemption, respectively, as of September 30, 2024 and December 31, 2023).

Class B ordinary shares—The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of September 30, 2024 and December 31, 2023, there were 0 Class B ordinary shares outstanding.

If there are any Class B ordinary shares outstanding at the time of the initial Business Combination, such shares will automatically convert into Class A ordinary shares on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the IPO (irrespective of whether or not such ordinary shares are redeemed in connection with the initial Business Combination) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in our initial Business Combination, and any ordinary shares issued upon exercise of private placement warrants issued to the Sponsors or their affiliates upon conversion of loans made to us).

NOTE 7. SHAREHOLDERS’ DEFICIT

Preference Shares—The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Board. At December 31, 2023 and 2022, there were no preference shares issued or outstanding.

Class A ordinary shares—The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2023 and 2022, there were 7,187,500 and no Class A ordinary shares, respectively, issued and outstanding (excluding 1,803,729 and 28,750,000 Class A ordinary shares subject to possible redemption, respectively).

Class B ordinary shares—The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders of Class B ordinary shares are entitled to one vote for each Class B ordinary share. As of December 31, 2023 and 2022, there were 0 and 7,187,500 Class B ordinary shares outstanding, none of which were subject to forfeiture at the time.

If there are any Class B ordinary shares outstanding at the time of the initial Business Combination, such shares will automatically convert into Class A ordinary shares on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the IPO (irrespective of whether or not such ordinary shares are redeemed in connection with the initial Business Combination) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in our initial Business Combination, and any ordinary shares issued upon exercise of private placement warrants issued to the Sponsors or their affiliates upon conversion of loans made to us).

Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

Authorized Stock

Preferred Stock

During October 2023, the Company authorized 25,000,000 Series A Preferred Stock with a par value of $0.0001. The series A convertible preferred shares have all rights as common stock, with the exception of voting rights, and can be converted into common shares on a one for one basis upon an IPO or liquidity event.

On March 1, 2024, the Company issued 286,357 shares of Series A Preferred stock to 136 investors under a Reg CF offering at a per share price of $0.80.

On April 16, 2024, the Company issued 35,702 shares of Series A Preferred stock to 6 investors under a Reg CF offering at a per share price of $0.80.As of September 30, 2024 and December 31, 2023, there were 322,059 and 0 shares of Series A Preferred Stock outstanding, respectively.

Common Stock

As of September 30, 2024, the Company had authorized 750,000,000 common shares with a par value of $0.005 per share. Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.

During May 2023, the Company effectuated a 20:1 stock split and increased the authorized number of shares to 750,000,000.

Common Share Issuances

During the nine months ended September 30, 2024 and the year ended December 31, 2023, the Company did not issue any new shares of common stock.

As of September 30, 2024 and December 31, 2023, there were 443,000,000 and 443,000,000 common shares outstanding.

Warrant Issuances

During the nine months ended September 30, 2024, on a post-split basis, the Company issued 44,000,000 warrants to 9 parties at a per share price of $0.40.

During the year ending December 31, 2023, on a post-split basis, the Company issued 7,500,000 warrants to 7 parties at a per share price of $0.02.

As of September 30, 2024 and December 31, 2023, there were 91,500,000 and 47,500,000 warrants outstanding, respectively, all of which are fully vested.

NOTE 9 – STOCKHOLDERS’ EQUITY

Authorized Stock

Preferred Stock

During October 2023, the Company authorized 25,000,000 Series A Preferred Stock with a par value of $0.0001. The series A convertible preferred shares have all rights as common stock, with the exception of voting rights, and can be converted into common shares on a one for one basis upon an IPO or liquidity event.

As of December 31, 2023, there were no series A preferred shares outstanding.

Common Stock

As of December 31, 2023, the Company had authorized 750,000,000 common shares with a par value of $0.01 per share. Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.

During May 2023, the Company effectuated a 20:1 stock split and increased the authorized number of shares to 750,000,000.

Common Share Issuances

During the twelve months ended December 31, 2023, the Company did not issued shares of common stock.

During the twelve months ended December 31, 2022, the Company issued 2,000,000 shares of common stock to a shareholder trust for the benefit of the former shareholders of Instaprin, as a condition to the Instaprin asset purchase agreement.

As of December 31, 2023 and December 31, 2022, there were 443,000,000 and 443,000,000 common shares outstanding.

Warrant Issuances

During the year ending December 31, 2023, the Company issued 7,500,000 warrants to 7 parties at an average per share price of $0.02.

During the year ending December 31, 2022, on a post-split basis, the Company issued 14,000,000 warrants to 3 parties at a per share price of $0.01.

During the year ending December 31, 2021, on a post-split basis, the Company issued 26,000,000 warrants to 7 parties at an average per share price of $0.004.

As of December 31, 2023 and December 31, 2022, there were 47,500,000 and 40,000,000 warrants outstanding, respectively, all of which are fully vested.